August 20, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Explorer Fund
File No. 2-27203

Commissioners:
Enclosed is Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A for
Vanguard Explorer Fund, which we are filing pursuant to Rule 485(b) under the Securities Act of
1933. The sole purpose of the Amendment is to file the risk/return summary section of the Post-
Effective Amendment in eXtensible Business Reporting Language (XBRL) for each series and class of the the above mentioned Trust. This Amendment does not contain disclosures that would render it ineligible to become effective under 485(b). Pursuant to the requirements of Rule 485(b), this Amendment designates an immediate effective date of August 20, 2014.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov
U.S. Securities and Exchange Commission